RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Related Party Transactions Disclosure [Text Block]
NOTE 11 – RELATED PARTY TRANSACTIONS AND BALANCES

The Company had agreed to pay Integrated Global Network, LLC (“IGN LLC”), an affiliate of our Chief Executive Officer, Mr. Mukunda, an administrative fee of $4,000 per month for office space and general and administrative services from the closing of the Public Offering through the date of a Business Combination.  For the nine months ended December 31, 2011, a total of $36,000 was accrued as rent payable to IGN LLC out of which nil was outstanding as of December 31, 2011.

One of the Company’s subsidiaries, TBL, has an accounts receivable due from Sricon, an affiliate of the Company, amounting to $3,114,572.  This amount was advanced by TBL to Sricon to fund a bid on a new contract and provide the working capital requirement for the contract.  Subsequently, due to certain disputes that have arisen between Sricon and IGC, the receivable of $3.1 million remains outstanding.  Sricon is unwilling to pay the amount, as it seeks to offset the amount as an equity payment from IGC.  However, the amount was advanced from TBL, not from IGC, and TBL has no equity in Sricon.  Further, IGC and TBL are legally different companies and therefore TBL has legal remedies under Indian law.  The Company has engaged Indian counsel who is in the process of preparing the case to pursue the recovery of this receivable.  As of this date, the Company is continuing to pursue the recovery of the funds and has engaged in settlement talks with Sricon.  From an accounting perspective, the Company has fully provided for this receivable due to the dispute although it intends to pursue collection of this receivable through an appropriate legal process in India.  The said provision is contained in the selling, general and administrative expenses of the Company for the year ended March 31, 2011.

The Company has certain related party balances towards the Chairman of the subsidiary company – PRC Ironman.  As of December 31, 2011, the amount due and amount payable from/to the related party amounted to $239,947 and $310,643, respectively.

NOTE 12 — RELATED PARTY TRANSACTIONS

The Company has entered into an agreement with SJS Associates subsequent to the stockholder’s approval of the acquisitions of Sricon and TBL.   For the year ended March 31, 2011, $ 40,160 was paid to SJS Associates for Mr. Selvaraj’s services, which included compensation expenses. There was no balance receivable or payable to/from this party as of March 31, 2011.

The Company had agreed to pay Integrated Global Network, LLC (“IGN, LLC”), an affiliate of our Chief Executive Officer, Mr. Mukunda, an administrative fee of $4,000 per month for office space and general and administrative services from the closing of the Public Offering through the date of a Business Combination. For the year ended March 31, 2011, a total of $ 48,000 was accrued as rent payable to IGN LLC out of which $ 8,000 was outstanding as of March 31, 2011.

The Company uses the services of Economic Law Practice (ELP), a law firm in India. A member of our Board of Directors, prior to his resignation on March 15, 2011, was a Partner of ELP.  Since inception to March 31, 2010, the Company has incurred $186,303. There were no accruals or payments regarding ELP during the year ended March 31, 2011. Accordingly, there was no balance receivable or payable to/from this party as of March 31, 2011.

The Company, specifically one of the subsidiaries of the Company, TBL, has a receivable from Sricon, an affiliate of the Company, amounting to $3,114,572. This amount was advanced by TBL to Sricon to fund a bid on a new contract and provide the working capital requirement for the contract. Subsequently, due to certain disputes that have arisen between Sricon and IGC, the receivable of $3.1 million is still outstanding. Sricon is unwilling to pay the amount as it seeks to offset the amount as an equity payment from IGC.  However the amount was advanced from TBL, not from IGC, and TBL has no equity in Sricon. Further, the two entities, IGC and TBL, are legally different companies and therefore TBL has legal remedies under Indian law.  The Company has engaged Indian counsel who is in the process of preparing the case to pursue the recovery of this receivable.  From an accounting perspective, the Company has created a full provision in respect of this receivable due to the dispute although it intends to pursue collection of this receivable through an appropriate legal process in India. The said provision is contained in the selling, general and administrative expenses of the Company.